PROPERTY AND EQUIPMENT AND INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Less accumulated depreciation	$ (747,693)	$ (672,317)	$ (551,239)
Property and Equipment, net	313,078	337,361	370,648
Computer and other equipment [Member]
Property and Equipment	180,273	169,499	116,747
Leasehold Improvements [Member]
Property and Equipment	44,638	42,666	36,066
Manufacturing equipment [Member]
Property and Equipment	$ 835,860	$ 797,513	$ 769,074